CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class B ordinary shares Common Stock [Member]	Class A ordinary shares Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(7,221)
Balance at the end at Sep. 30, 2020	$ 575		24,425	(7,221)	17,779
Balance at the end (in shares) at Sep. 30, 2020	5,750,000
Balance at the beginning at Aug. 19, 2020	$ 0	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to sponsor	$ 575		24,425		25,000
Issuance of ordinary shares to sponsor (in shares)	5,750,000
Accretion of Class A Ordinary Shares to redemption value			(24,425)	(26,643,676)	(26,668,101)
Net income (loss)				(12,971,424)	(12,971,424)
Balance at the end at Dec. 31, 2020	$ 575			(39,615,100)	(39,614,525)
Balance at the end (in shares) at Dec. 31, 2020	5,750,000
Balance at the beginning at Aug. 20, 2020	$ 0		0	0	0
Balance at the beginning (in shares) at Aug. 20, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares to sponsor	$ 575		24,425		25,000
Issuance of ordinary shares to sponsor (in shares)	5,750,000
Net income (loss)				(7,221)	(7,221)
Balance at the end at Sep. 30, 2020	$ 575		$ 24,425	(7,221)	17,779
Balance at the end (in shares) at Sep. 30, 2020	5,750,000
Balance at the beginning at Dec. 31, 2020	$ 575			(39,615,100)	(39,614,525)
Balance at the beginning (in shares) at Dec. 31, 2020	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A Ordinary Shares to redemption value				(25,000)	(25,000)
Net income (loss)				8,734,669	8,734,669
Balance at the end at Mar. 31, 2021	$ 575			(30,905,431)	(30,904,856)
Balance at the end (in shares) at Mar. 31, 2021	5,750,000
Balance at the beginning at Dec. 31, 2020	$ 575			(39,615,100)	(39,614,525)
Balance at the beginning (in shares) at Dec. 31, 2020	5,750,000
Balance at the end at Jun. 30, 2021	$ 575			(35,338,616)	(35,338,041)
Balance at the end (in shares) at Jun. 30, 2021	5,750,000
Balance at the beginning at Dec. 31, 2020	$ 575			(39,615,100)	(39,614,525)
Balance at the beginning (in shares) at Dec. 31, 2020	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					2,375,076
Balance at the end at Sep. 30, 2021	$ 575			(37,265,024)	(37,264,449)
Balance at the end (in shares) at Sep. 30, 2021	5,750,000
Balance at the beginning at Mar. 31, 2021	$ 575			(30,905,431)	(30,904,856)
Balance at the beginning (in shares) at Mar. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(4,433,185)	(4,433,185)
Balance at the end at Jun. 30, 2021	$ 575			(35,338,616)	(35,338,041)
Balance at the end (in shares) at Jun. 30, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(1,926,408)	(1,926,408)
Balance at the end at Sep. 30, 2021	$ 575			$ (37,265,024)	$ (37,264,449)
Balance at the end (in shares) at Sep. 30, 2021	5,750,000